Income taxes	12 Months Ended
Mar. 28, 2020
Income Tax Disclosure [Abstract]
Income taxes
9.	Income taxes:

(a)
The Company recognizes interest and penalties related to uncertain tax positions in income tax expense. As of March 28, 2020, the Company had no accrued interest or penalties related to uncertain tax positions due to available tax loss carry forwards. The tax years 2013 through 2020 remain open to examination by the major taxing jurisdictions to which the Company is subject.

The Company evaluates its deferred tax assets to determine if any adjustments to its valuation allowances are required. As part of this analysis, the Company could not reach the required conclusion that it would be able to more likely than not realize the value of net deferred tax assets in the future. As a result, the Company has a non-cash
valuation allowance of $22.5 million against the majority of the Company’s net deferred tax assets.
The significant items comprising the Company’s net deferred tax assets at March 28, 2020 and March 30, 2019 are as follows:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019
Deferred tax assets:	(In thousands)
Loss and tax credit carry forwards	$14,987	$14,053
Difference between book and tax basis of property and equipment	3,674	4,036
Operating lease right-of-use asset	3,820	—
Other reserves not currently deductible	136	151
Expenses not currently deductible	—	1,153
Other	(142)	(117)
Net deferred tax asset before valuation allowance	22,475	19,276
Valuation allowance	(22,475)	(19,276)

Net deferred tax asset	$—	$—

The Company’s income tax expense (benefit) consists of the following components:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
	(In thousands)
Income tax expense (benefit):
Current	$—	$—	$—
Deferred	(3,195)	(4,769)	(5,922)
Valuation allowance	3,195	4,769	5,922
Income tax expense	$—	$—	$—
The Company’s current tax payable was nil at March 28, 2020, March 30, 2019, and March 31, 2018.
The Company’s provision for income taxes varies from the amount computed by applying the statutory income tax rates for the reasons summarized below:

	Fiscal Year Ended
	March 28, 2020	March 30, 2019	March 31, 2018
Canadian statutory rate	26.6%	26.8%	26.6%
Rate differential for U.S. operations	0.0%	0.1%	0.4%
Utilization of unrecognized losses and other tax attributes	(26.4%)	(26.2%)	(27.1%)
Permanent differences and other	(0.2%)	(0.7%)	0.1%

Total	0%	0%	0%

(b)
At March 30, 2020, the Company had federal
non-capital
losses of $53.5 million available to reduce future Canadian federal taxable income and investment tax credits (“ITC’s”) in Canada of $260,000 available to reduce future Canadian federal income taxes payable which will expire between 2022 and 2040. The Company also has capital losses of $1.4 million available to reduce future Canadian capital gains. The capital losses will not expire.